Regulatory Matters (Compliance with Minimum Capital Requirements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Consolidated Entities [Member]
Total Capital (to Risk- Weighted Assets)
Total capital	$ 71,742	$ 69,871
Total capital (to Risk-Weighted Assets)	15.80%	18.30%
Total capital - minimum capital requirement	36,307	30,607
Total capital - minimum required to be well capitalized under prompt corrective action provisions	8.00%	8.00%
Tier I Capital (to Risk- Weighted Assets)
Tier I capital	67,863	65,816
Tear 1 capital (to risk-weighted assets)	15.00%	17.20%
Tier 1 capital - minimum capital requirement	18,154	15,304
Tier 1 capital - minimum required to be well capitalized under prompt corrective action provisions	4.00%	4.00%
Tier I Capital (to Average Assets)
Tier I Capital	67,863	65,816
Tier I Capital (to Average Assets)	11.00%	11.90%
Tier I Capital - minimum capital requirement	24,624	22,118
Tier I Capital - minimum required to be well capitalized under prompt corrective action provisions	4.00%	4.00%
Bank [Member]
Total Capital (to Risk- Weighted Assets)
Total capital	70,319	67,432
Total capital (to Risk-Weighted Assets)	15.50%	17.70%
Total capital - minimum capital requirement	36,191	30,534
Total capital - minimum required to be well capitalized under prompt corrective action provisions	8.00%	8.00%
Total capital (to Risk-Weighted Assets) - minimum required to be well capitalized under prompt corrective action provisions	45,239	38,168
Total capital (to Risk-Weighted Assets) - minimum required to be well capitalized under prompt corrective action provisions Ratio	10.00%	10.00%
Tier I Capital (to Risk- Weighted Assets)
Tier I capital	66,440	63,378
Tear 1 capital (to risk-weighted assets)	14.70%	16.60%
Tier 1 capital - minimum capital requirement	18,096	15,267
Tier 1 capital - minimum required to be well capitalized under prompt corrective action provisions	4.00%	4.00%
Tier 1 capital (to risk-weighted assets) minimum required to be well capitalized under prompt corrective action provisions	27,143	22,901
Total capital (to Risk-Weighted Assets) - minimum required to be well capitalized under prompt corrective action provisions Ratio	6.00%	6.00%
Tier I Capital (to Average Assets)
Tier I Capital	66,440	63,378
Tier I Capital (to Average Assets)	10.70%	11.50%
Tier I Capital - minimum capital requirement	24,735	22,091
Tier I Capital - minimum required to be well capitalized under prompt corrective action provisions	4.00%	4.00%
Tier I Capital (to Average Assets) - minimum required to be well capitalized under prompt corrective action provisions	$ 30,919	$ 27,614
Total capital (to Risk-Weighted Assets) - minimum required to be well capitalized under prompt corrective action provisions Ratio	5.00%	5.00%